CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2023 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (20,710,446)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	505,898
Stock-based compensation	2,490,409
Inventory reserve adjustments	840,467
Amortization of debt discount	416,636
Amortization of deferred financing costs	105,924
Operating lease right-of-use asset	319,426
Change in fair value of warrant liabilities	(1,766,513)
Change in fair value of derivative liability	0
Loss on extinguishment of notes payable	0
Changes in operating assets and liabilities:
Accounts receivable	(155,079)
Inventories	(1,613,781)
Prepaid expenses and other current assets	(268,118)
Accounts payable	2,715,504
Accrued expenses	116,001
Contract liabilities	(148,350)
Operating lease liability	(388,141)
Net cash used in operating activities	(17,540,163)
Cash Flows from Investing Activities:
Payment for acquisition	(1,167,751)
Net cash used in investing activities	(1,167,751)
Cash Flows from Financing Activities:
Restricted stock units withheld for tax withholdings	(33,903)
Proceeds from issuance of Legacy Nuburu convertible promissory notes	4,100,000
Proceeds from issuance of June 2023 Senior Convertible Notes and Warrants	9,225,000
Proceeds from issuance of November 2023 Junior Notes and Warrants (net of original issue discount)	5,000,000
Proceeds from the exercise of stock options	6,999
Proceeds from reverse recapitalization	3,243,079
Proceeds from the issuance of preferred stock	5,000
Payment of transaction costs related to the reverse recapitalization	(4,734,913)
Repayment of related party convertible promissory notes	(675,000)
Payment of deferred financing costs	(259,899)
Net cash provided by financing activities	17,976,360
NET CHANGE IN CASH DURING THE PERIOD	(731,554)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	2,880,254
CASH AND CASH EQUIVALENTS - END OF PERIOD	2,148,700
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Right-of-use assets obtained in exchange for new operating lease liabilities	263,939
Transfer of property and equipment from prepaid expenses	198,600
Issuance of Common Stock upon conversion of preferred stock	65
Transaction costs related to the reverse recapitalization not yet paid	1,007,439
Transfer of property and equipment from inventory	430,666
Purchase of property and equipment in accounts payable and accrued expenses	540,028
Deferred financing costs included in accounts payable and accrued expenses	681,845
Issuance of Common Stock upon conversion of preferred stock in connection with the reverse recapitalization	11,575,286
Lincoln Park [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of common stock	$ 2,099,997